Significant Accounting Policies - Summary of Liabilities Fair Value Measurements (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, Liabilities		$ 850		$ 650
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, Liabilities	$ 0	850	$ 850	650	$ 351	$ 0
Series A Convertible Preferred Stock Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, Liabilities		850		650
Series A Convertible Preferred Stock Warrant | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, Liabilities		$ 850		$ 650